INCOME TAX EXPENSES ((Loss) Income Before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAX EXPENSES [Abstract]
Non-PRC	$ (7,024)	¥ (45,497)	¥ 9,245	¥ 52,418
PRC	18,841	122,045	78,872	(195,283)
(Loss) income before income taxes	$ 11,817	¥ 76,548	¥ 88,117	¥ (142,865)